Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Salary and welfare payables		¥ 9,989,510		¥ 5,534,691
Payable for acquisition compensation		1,437,680
Tax payables		90,197,285		62,003,708
Interest payables		18,335,411		11,393,183
Professional service fees		16,533,838		27,720,955
Accrued utilities and other expenses		16,367,039		12,970,800
Total		192,237,718	$ 26,336,458	168,952,161
Employees [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties	[1]	13,531,170		20,936,432
Individuals [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties	[1]	5,856,408		19,752,448
3rd Parties [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties		13,746,304		2,531,534
Suppliers [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Deposits from suppliers		908,489		773,826
Lishang and Lin [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payable for acquisition	[2]	880,291		880,291
Yuli and Cook SF [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payable for acquisition		¥ 4,454,293		¥ 4,454,293

[1]	Loans borrowed from third party individuals and employees are for general working capital use and repayable on demand.
[2]	In connection with acquisition of Lin’s in 2022, the purchase consideration includes 11,938 Series C-1 redeemable convertible preferred shares to be issued by the Company. As of December 31, 2022, the Company has not issued any preferred shares to the founder of Lin’s and the fair value of preferred shares to be issued was recorded as a liability. In April 2023, the Company and the founder agreed a modification that the 11,938 Series C-1 redeemable convertible preferred shares to be replaced by 11,938 number of share options granted to the founder of Lin’s with an exercise price of US$0.0016 per share. These share options shall be exercisable upon an exercise event which is a public offering or other form of listing, regardless of grantee’s engagement status with the Company in 10 years.